Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Commitments [Abstract]
Schedule of Commitments for Office Leases

Summary of commitments for office leases:

	Vancouver
	Office	Elko Office	Total
	$	$	$
Payable not later than one year	72,586	132,977	205,563
Payable later than one year and not later than five years	98,144	514,345	612,489
Payable later than five years	-	-	-
Total	170,730	647,322	818,052